EARNINGS (LOSS) PER SHARE (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator:
Net income (loss) allocated to ordinary shareholders-basic	$ (22,432,150)	$ (33,223,661)	$ 2,499,326
Net income allocated to preferred shareholders			1,931,283
Net income (loss) attributable to Mecox Lane Limited shareholders	$ (22,432,150)	$ (33,223,661)	$ 4,430,609
Denominator:
Weighted average ordinary shares-basic	404,247,016	405,192,243	242,026,404
Weighted average preference shares			101,206,727
Dilutive effect of share options (in shares)			53,640,033
Weighted average ordinary shares-diluted	404,247,016	405,192,243	396,873,164
Basic and Diluted earning (loss) per ordinary share
Basic earnings (loss) per ordinary share (in dollars per share)	$ (0.06)	$ (0.08)	$ 0.01
Diluted earnings (loss) per ordinary share (in dollars per share)	$ (0.06)	$ (0.08)	$ 0.01
Options
Anti-dilutive shares
Shares excluded from computation of diluted earning/loss per share	72,747,294	76,510,625	1,000,000
Restricted shares
Anti-dilutive shares
Shares excluded from computation of diluted earning/loss per share	10,207,704	11,678,047